7. Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Summary of stock option activity
	Year Ended		Year Ended
	December 31, 2013		December 31, 2012
		Wtd. Avg.		Wtd. Avg.
		Exercise		Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	1,452,082	$1.24	1,265,920	$1.16
Granted	21,427	9.67	224,991	1.67
Exercised	(25,419)	(1.00)	-	-
Forfeited	(29,001)	(1.56)	(38,383)	(1.18)
Expired - vested	(1,780)	(1.12)	(446)	(0.98)
Outstanding at end of year	1,417,309	$1.36	1,452,082	$1.24

Stock options exercisable at year end	1,177,588	$1.19	1,013,173	$1.15

Stock options outstanding by price range

	Number
	Outstanding at	Weighted Average
Range of	December 31,	Remaining	Weighted Average
Exercise Prices	2013	Contractual Life	Exercise Price
$0.49-$1.00	180,279	3.97	$0.90
$1.01-$1.30	799,861	5.52	$1.14
$1.31-$2.00	397,887	6.65	$1.44
$2.01-$10.50	39,282	9.39	$7.25
	1,417,309	5.74	$1.36